Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales	$ 1,836,740	$ 1,844,549	$ 5,458,586	$ 5,447,505	$ 7,219,446	$ 7,094,279
Managed Support Services
Sales	1,114,851	1,192,469	3,243,183	3,533,777	4,669,570	4,986,217
Cybersecurity Projects and Software
Sales	704,889	601,080	2,096,403	1,700,728	2,285,876	1,569,972
Other IT Consulting Services
Sales	$ 17,000	$ 51,000	$ 119,000	$ 213,000	$ 264,000	$ 538,090